UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

ALLIANCEBERNSTEIN EQUITY INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2013

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Equity Income Fund

Portfolio of Investments

February 28, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Financials - 18.6%
Capital Markets - 0.7%
State Street Corp.	71,670	$4,055,805

Commercial Banks - 5.4%
BB&T Corp.	167,340	5,080,442
CapitalSource, Inc.	334,410	3,009,690
HSBC Holdings PLC (Sponsored ADR) (a)	105,370	5,841,713
US Bancorp	155,270	5,276,075
Wells Fargo & Co.	359,050	12,595,474

		31,803,394

Consumer Finance - 0.9%
Discover Financial Services	141,240	5,441,977

Diversified Financial Services - 4.4%
Bank of America Corp.	665,320	7,471,544
Citigroup, Inc.	181,110	7,601,187
JPMorgan Chase & Co.	217,245	10,627,625

		25,700,356

Insurance - 2.9%
Chubb Corp. (The)	48,390	4,066,212
Everest Re Group Ltd.	24,490	3,051,699
Fidelity National Financial, Inc.-Class A	132,785	3,311,658
PartnerRe Ltd.	48,800	4,354,912
Travelers Cos., Inc. (The)	15,710	1,263,398
Validus Holdings Ltd.	37,980	1,353,227

		17,401,106

Real Estate Investment Trusts (REITs) - 3.6%
Granite Real Estate Investment (b)	113,430	4,365,921
Kite Realty Group Trust (a)	417,300	2,750,007
LTC Properties, Inc.	83,990	3,239,494
RLJ Lodging Trust	202,170	4,324,417
Spirit Realty Capital, Inc. (a)	342,972	6,832,002

		21,511,841

Thrifts & Mortgage Finance - 0.7%
New York Community Bancorp, Inc. (a)	284,955	3,846,892

		109,761,371

Health Care - 15.7%
Health Care Equipment & Supplies - 0.9%
Medtronic, Inc.	118,270	5,317,419

Health Care Providers & Services - 1.4%
Aetna, Inc.	16,600	783,354
Health Net, Inc./CA (b)	29,840	768,082
WellPoint, Inc.	112,030	6,966,025

		8,517,461

Pharmaceuticals - 13.4%
AstraZeneca PLC (Sponsored ADR)	239,180	10,868,339
Eli Lilly & Co.	56,250	3,074,625
GlaxoSmithKline PLC (Sponsored ADR) (a)	277,140	12,202,474

Company	Shares	U.S. $ Value
Johnson & Johnson	243,910	$18,563,990
Merck & Co., Inc.	176,690	7,549,964
Pfizer, Inc.	800,340	21,905,306
Roche Holding AG (Sponsored ADR)	84,930	4,872,434

		79,037,132

		92,872,012

Consumer Discretionary - 11.8%
Auto Components - 0.4%
Lear Corp.	41,440	2,213,725

Automobiles - 1.1%
Ford Motor Co.	496,990	6,267,044

Media - 6.1%
Comcast Corp.-Class A	205,240	8,166,500
Gannett Co., Inc.	336,710	6,757,770
Regal Entertainment Group - Class A (a)	390,940	6,126,030
Time Warner Cable, Inc.-Class A	69,660	6,017,927
Viacom, Inc.-Class B	118,262	6,913,596
Walt Disney Co. (The)	35,000	1,910,650

		35,892,473

Multiline Retail - 1.1%
Macy’s, Inc.	159,200	6,543,120

Specialty Retail - 3.1%
GameStop Corp.-Class A (a)	250,170	6,269,260
Home Depot, Inc. (The)	59,060	4,045,610
Lowe’s Cos., Inc.	41,830	1,595,815
TJX Cos., Inc.	146,755	6,599,572

		18,510,257

		69,426,619

Consumer Staples - 11.4%
Food & Staples Retailing - 2.0%
Kroger Co. (The)	407,740	11,910,085

Food Products - 1.3%
Kraft Foods Group, Inc.	125,000	6,058,750
Tyson Foods, Inc.-Class A	67,820	1,537,479

		7,596,229

Household Products - 0.6%
Kimberly-Clark Corp.	34,450	3,247,946

Tobacco - 7.5%
Altria Group, Inc.	369,590	12,399,745
Lorillard, Inc.	219,600	8,463,384
Philip Morris International, Inc.	180,280	16,540,690
Reynolds American, Inc.	157,400	6,875,232

		44,279,051

		67,033,311

Energy - 11.3%
Energy Equipment & Services - 3.0%
Diamond Offshore Drilling, Inc.	91,830	6,398,715

Company	Shares	U.S. $ Value
Seadrill Ltd. (a)	302,690	$11,099,642

		17,498,357

Oil, Gas & Consumable Fuels - 8.3%
BP PLC (Sponsored ADR)	134,780	5,445,112
Chevron Corp.	54,050	6,331,957
Exxon Mobil Corp.	205,460	18,398,943
HollyFrontier Corp.	51,890	2,916,218
Marathon Petroleum Corp.	35,670	2,956,330
Royal Dutch Shell PLC (ADR)	86,164	5,656,666
Teekay Corp.	108,890	3,778,483
Valero Energy Corp.	76,830	3,502,680

		48,986,389

		66,484,746

Information Technology - 10.8%
Communications Equipment - 1.6%
Cisco Systems, Inc.	295,690	6,165,136
Harris Corp.	63,580	3,056,291

		9,221,427

Computers & Peripherals - 4.4%
Apple, Inc.	39,990	17,651,586
Hewlett-Packard Co.	422,510	8,509,351

		26,160,937

Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd.	40,550	1,627,272

IT Services - 0.7%
International Business Machines Corp.	20,990	4,215,422

Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	581,400	7,965,180
Intel Corp.	207,475	4,325,854

		12,291,034

Software - 1.7%
CA, Inc.	58,660	1,436,583
Microsoft Corp.	312,920	8,699,176

		10,135,759

		63,651,851

Industrials - 7.1%
Aerospace & Defense - 1.0%
Northrop Grumman Corp.	81,400	5,346,352
Raytheon Co.	15,050	821,278

		6,167,630

Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	36,290	1,482,446

Electrical Equipment - 0.7%
Eaton Corp. PLC	68,530	4,246,804

Company	Shares	U.S. $ Value
Industrial Conglomerates - 3.1%
General Electric Co.	789,130	$18,323,599

Machinery - 2.0%
Cummins, Inc.	47,050	5,451,684
Flowserve Corp.	9,320	1,495,860
Illinois Tool Works, Inc.	17,850	1,097,775
Timken Co.	68,970	3,746,450

		11,791,769

		42,012,248

Telecommunication Services - 4.7%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	380,620	13,668,064
CenturyLink, Inc.	335,220	11,622,078
Verizon Communications, Inc.	53,140	2,472,604

		27,762,746

Utilities - 4.3%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	98,859	4,625,613
Edison International	80,930	3,887,068
Great Plains Energy, Inc.	159,190	3,475,118
NV Energy, Inc.	181,590	3,588,218

		15,576,017

Gas Utilities - 0.8%
Atmos Energy Corp.	62,380	2,381,044
UGI Corp.	60,130	2,153,857

		4,534,901

Multi-Utilities - 0.9%
DTE Energy Co.	78,130	5,219,084

		25,330,002

Materials - 2.3%
Chemicals - 2.0%
Dow Chemical Co. (The)	133,650	4,239,378
LyondellBasell Industries NV	130,010	7,621,186

		11,860,564

Metals & Mining - 0.3%
Cliffs Natural Resources, Inc. (a)	38,500	980,210
Freeport-McMoRan Copper & Gold, Inc.	30,780	982,498

		1,962,708

		13,823,272

Total Common Stocks (cost $511,099,146)		578,158,178

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AllianceBernstein Fixed-Income Shares Inc.- Government STIF Portfolio, 0.12% (c) (cost $9,528,375)	9,528,375	9,528,375

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $520,627,521)		$587,686,553

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%
Investment Companies - 5.0%
AllianceBernstein Exchange Reserves - Class I, 0.10% (c) (cost $29,538,549)	29,538,549	29,538,549

Total Investments - 104.6% (cost $550,166,070) (d)		617,225,102
Other assets less liabilities - (4.6)%		(27,361,032)

Net Assets - 100.0%		$589,864,070

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Avery Dennison Corp. (e)	362	$40.00	July 2013	$(82,355)
Cisco Systems, Inc. (e)	534	22.00	July 2013	(29,370)
Johnson & Johnson (e)	384	77.50	July 2013	(49,728)
Te Connectivity Ltd. (e)	405	40.00	July 2013	(82,013)

(premium received $127,544)				$(243,466)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 28, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $73,778,210 and gross unrealized depreciation of investments was $(6,719,178), resulting in net unrealized appreciation of $67,059,032.
(e)	One contract relates to 100 shares.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

AllianceBernstein Equity Income Fund

February 28, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$578,158,178		$	– 0	–	$	– 0	–	$578,158,178
Short-Term Investments	9,528,375			– 0	–		– 0	–	9,528,375
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	29,538,549			– 0	–		– 0	–	29,538,549

Total Investments in Securities	617,225,102			– 0	–		– 0	–	617,225,102
Other Financial Instruments** :
Assets	– 0	–		– 0	–		– 0	–	– 0	–
Liabilities:
Call Options Written	– 0	–		(243,466)			– 0	–	(243,466)

Total^	$617,225,102			$(243,466)		$	– 0	–	$616,981,636

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2013